Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Subsidiaries
Schedule of Subsidiaries, Associates and Joint Venture

The Group’s ultimate parent company is TVF, while subsidiaries, associates and a joint venture of the Company as at 31 December 2022 and 31 December 2021 are as follows:

			Effective Ownership Interest
Subsidiaries	Country of		31 December	31 December
Name	Incorporation	Business	2022 (%)	2021 (%)
Turktell	Turkiye	Information technology, value added GSM services and entertainment investments	100	100
Turkcell Superonline	Turkiye	Telecommunications, television services and content services	100	100
Turkcell Dijital	Turkiye	Digitalization services and products	100	100
Dijital Egitim (1)	Turkiye	Dijital educations	51	—
Turkcell Satis	Turkiye	Sales, delivery and digital sales services	100	100
Turkcell Teknoloji	Turkiye	Research and development	100	100
Turkcell Gayrimenkul	Turkiye	Property investments	100	100
Turkcell Enerji	Turkiye	Electricity energy trade and wholesale and retail electricity sales	100	100
Boyut Enerji	Turkiye	Electricity energy trade and wholesale and retail electricity sales	100	100
Turkcell Finansman	Turkiye	Consumer financing services	100	100
Turkcell Sigorta	Turkiye	Insurance agency activities	100	100
Turkcell Dijital Sigorta (2)	Turkiye	Dijital agency activities	100	—
Turkcell Odeme	Turkiye	Payment services and e-money license	100	100
Lifecell Dijital Servisler	Turkiye	Development and providing of digital services and products	100	100
Lifecell Bulut	Turkiye	Cloud solutions services	100	100
Lifecell TV	Turkiye	Online radio, television and on-demand streaming services	100	100
Lifecell Muzik	Turkiye	Radio, television and on-demand streaming services	100	100
Global Tower	Turkiye	Telecommunications infrastructure business	100	100
Atmosware Teknoloji	Turkiye	Develop software products and services, training software developers	100	100
UkrTower	Ukraine	Telecommunications infrastructure business	100	100
Beltower	Republic of Belarus	Telecommunications infrastructure business	100	100
Eastasia	Netherlands	Telecommunications investments	100	100
Kibris Telekom	Turkish Republic of Northern Cyprus	Telecommunications	100	100
Lifecell Digital	Turkish Republic of Northern Cyprus	Telecommunications	100	100
Turkcell Global Bilgi	Turkiye	Customer relations and human resources management	100	100
Global LLC	Ukraine	Customer relations management	100	100
Rehberlik	Turkiye	Directory assistance	100	100
Lifecell Ventures	Netherlands	Telecommunications investments	100	100
lifecell	Ukraine	Telecommunications	100	100
Paycell LLC	Ukraine	Consumer financing services	100	100
Paycell Europe (3)	Germany	Payment services and e-money	100	100
Yaani	Netherlands	Internet search engine and browser services	100	100
BiP B.V.	Netherlands	Providing digital services and products	100	100
BiP A.S.	Turkiye	Providing digital services and products	100	100
Beltel	Turkiye	Telecommunications investments	100	100
BeST (4)	Republic of Belarus	Telecommunications	100	80
Turkcell GSYF (5)	Turkiye	Venture capital investment fund	100	—
W3	Turkiye	Information technology	100	—
Lifetech	Republic of Belarus	Information technology, programming and technical support	100	80

			Effective Ownership Interest
Associates	Country of		31 December	31 December
Name	Incorporation	Business	2022 (%)	2021 (%)
TOGG	Turkiye	Electric passenger car development, production and trading activities	23	23

39.  Subsidiaries (continued)

			Effective Ownership Interest
Joint Venture	Country of		31 December	31 December
Name	Incorporation	Business	2022 (%)	2021 (%)
Sofra	Turkiye	Meal coupons and cards	33	33
(1)	Dijital Egitim has been incorparated respectivelty with the shareholding percentage 51% and 49% by Turkcell Dijital which is fully owned by the Group and Sahinkaya Ozel Egitim Kurumları A.S. to offer education and communication solutions compatible with new generation technologies. Initial capital is TL 100 and registration and announcement of the respective company was completed on 11 March 2022.
(2)	Turkcell Dijital Sigorta, in which fully owned by Turkcell Finansman was established to offer insurance activitites based on digital and innovative technologies and registration and announcement of the respective Company was completed on 21 June 2022.
(3)	The title of Turkcell Europe GmbH which is fully owned by the Group has been changed to Paycell Europe GmbH.
(4)	Share Transfer transactions regarding the purchase of 20% of BeST’s shares owned by the Republic of Belarus were completed on 9 December 2022.
(5)	In accordance with business model of the Group, Turkcell GSYF has been established by on 28 March 2022 by RE-PIE Portföy Yönetimi A.S.(“RE-PIE) to invest in initiatives that create synergies with the Group’s strategic focus areas and also Turkcell contributes. Turkcell GSYF has been included to the consolidated financial statements as of 30 September 2022 in accordance with the “IFRS 10 Consolidated Financial Statements”.